SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Idle capacity expenses		$ 128,353
Impairment of long lived assets	0	0
Customer advance	281,556	262,216	$ 304,489
Revenue recognized	14,552	46,813	44,169
Employee social benefits	$ 101,733	$ 149,426	$ 153,741
VAT rate for taxpayers selling consumer products	13.00%	13.00%
VAT rate for general tax payer and revenue generated from providing services	6.00%
VAT rate for leasing income	5.00%	5.00%